SHELTON INTERNATIONAL SELECT EQUITY FUND

Portfolio of Investments (Expressed in U.S. Dollars) September 30, 2020

Security Description	Shares	Value
Common Stock (87.18%)

Belgium (2.10%)
KBC Group NV	43,164	$2,165,871

Canada (7.44%)
CAE Inc	63,839	931,000
Constellation Software Inc/Canada	2,428	2,689,531
Element Fleet Management Corp	488,908	4,055,475
Total Canada		7,676,006

China (6.69%)
Alibaba Group Holding Ltd*	5,657	1,663,045
New Oriental Education & Technology Group Inc*	11,956	1,787,422
Ping An Insurance Group Co of China Ltd*	249,100	2,555,284
China Meidong Auto Holdings Ltd	234,000	896,748
Total China		6,902,499

Denmark (0.42%)
Ambu A/S	15,382	436,180

Finland (2.08%)
Nokia Oyj	550,325	2,151,771

France (7.99%)

L'Oreal SA	11,151	3,629,960
BNP Paribas SA	41,856	1,520,329
Valeo SA	100,531	3,094,553
Total France		8,244,842

Germany (3.84%)
adidas AG	7,173	2,322,394
MTU Aero Engines AG	9,840	1,638,521
Total Germany		3,960,915

Great Britain (7.22%)
Intertek Group PLC	50,163	4,107,647
Unilever NV	55,414	3,347,006
Total Great Britain		7,454,653

Hong Kong (6.40%)
AIA Group Ltd	315,900	3,093,782
Techtronic Industries Co Ltd	268,000	3,513,394
Total Hong Kong		6,607,176

India (1.69%)
HDFC Bank Ltd	35,020	1,749,599

Indonesia (2.29%)
Bank Rakyat Indonesia Persero	11,589,850	2,367,819

Ireland (6.36%)
CRH PLC	123,012	4,453,000

Smurfit Kappa Group PLC (Dublin)	53,685	2,110,209
Total Ireland		6,563,209

Japan (11.83%)
Daikin Industries Ltd	16,500	3,017,625
Nomura Research Institute Ltd	88,800	2,604,340
ITOCHU Corp	167,800	4,269,336
Santen Pharmaceutical Co Ltd	114,500	2,331,664
Total Japan		12,222,965

Netherlands (3.55%)
ASML Holding NV	9,936	3,669,067

Singapore (2.78%)
DBS Group Holdings Ltd	196,450	2,865,226

Switzerland (8.76%)
Givaudan SA	672	2,903,771
Nestle SA	32,982	3,933,268
Straumann Holding AG	2,176	2,202,645
Total Switzerland		9,039,684

Taiwan (4.41%)
Taiwan Semiconductor Manufactu	56,205	4,556,539

Thailand (1.33%)
Bangkok Bank PCL	452,200	1,369,979

Total Common Stock (Cost $79,253,966)		90,004,000

United States Treasury Bills (10.46%)
B 01/14/21 (Cost $10,796,847)	10,800,000	10,796,811

Total Investments (Cost $90,050,813)(a) (97.64%)		100,800,811
Other Net Assets (2.36%)		2,439,986
Net Assets (100.00%)		103,240,797

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $90,050,813

At June 30, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$13,909,301
Unrealized depreciation	(3,159,304)
Net unrealized appreciation	$10,749,997